Scope of consolidation - Narrative (Details) € / shares in Units, € in Millions, $ in Millions								1 Months Ended	11 Months Ended	12 Months Ended
	Nov. 01, 2021 EUR (€)	Nov. 01, 2021 USD ($)	Apr. 28, 2021 EUR (€)	Mar. 22, 2021 EUR (€) shares	Jan. 29, 2021 EUR (€)	Oct. 29, 2020 EUR (€) shares	Sep. 14, 2020	Jan. 16, 2021 shares segment € / shares	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Oct. 01, 2021 EUR (€)	Mar. 04, 2021 EUR (€) shares	Jan. 17, 2021 EUR (€) director area
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Acquisitions of consolidated subsidiaries and equity method investments										€ 726	€ 276		€ 150
Assets									€ 171,766	171,766	75,285	[1]
Losses on disposals of investments										35	(174)	[2]	(119)	[2]
Distributions paid to Stellantis shareholders										4,204	0		618
Gains/(Losses) on disposal of investments										(35)	€ 174	[2]	€ 119	[2]
Number of reportable segments | segment								4	6
Number of reportable regional vehicle segments | segment									5
PSA
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Number of reportable segments | segment								4
Faurecia S.E | PSA
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate							46.00%
FCA Shareholders
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders					€ 2,900					2,897
Stellantis Shareholders
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders			€ 1,000							1,000
Stellantis Shareholders | Faurecia S.E
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders				€ 302						302
Number of instruments distributed (in shares) | shares				53,130,574
Conditional distribution, maximum number of instruments distributed (in shares) | shares																54,297,006
Conditional distribution, maximum amount of cash distributed																€ 308
Teksid Cast Iron Components | Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Assets															€ 152
Liabilities															€ 144
Losses on disposals of investments										12
Gains/(Losses) on disposal of investments										(12)
Stellantis Financial Services US Corp.
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)	€ 255	$ 289
Acquisitions of consolidated subsidiaries and equity method investments										(147)
FCA and PSA Merger
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Losses on disposals of investments										(475)
Merger synergies, number of areas | area																	4
Number of Directors in the combined Group's board | director																	11
Number of Directors in the combined Group's board nominated by PSA | director																	6
Number of instruments or interests issued or issuable (in shares) | shares								3,119,934,695
Trade receivables																	€ 1,970
Trade rceivables, gross contractual amount																	2,181
Trade rceivables, not expected to be collected																	211
Receivables from financing activities																	1,888
Receivables from financing activities, gross contractual amount																	1,903
Receivables from financing activities, not expected to be collected																	15
Revenue of acquiree since acquisition date										100,000
Profit (loss) of acquiree since acquisition date										9,000
Revenue of combined entity as if combination occurred at beginning of period										152,000
Profit (loss) of combined entity as if combination occurred at beginning of period										14,000
Gains/(Losses) on disposal of investments										475
FCA and PSA Merger | CAFE provision
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Contingent liabilities recognised in business combination																	163
FCA and PSA Merger | Other contingent liabilities
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Contingent liabilities recognised in business combination																	€ 141
FCA and PSA Merger | PSA
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Number of equity instruments or interests issued or issuable, convertion ratio								1.742
Number of instruments or interests issued or issuable (in shares) | shares								1,545,220,196
FCA and PSA Merger | Faurecia S.E
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate						39.34%
Sale of equity instruments, number of shares (in shares) | shares						9,700,000
Sale of equity instruments, percentage sold						7.00%
Proceeds from sales of equity						€ 308
Gains (losses) recognised when control of subsidiary is lost										€ 515
FCA and PSA Merger | FCA
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Number of equity instruments or interests issued or issuable, convertion ratio								1.742
Number of instruments or interests issued or issuable (in shares) | shares								1,574,714,499
Market price of PSA shares as of January 15, 2021 (in euro per share) | € / shares								€ 21.85
FCA and PSA Merger | FCA Shareholders
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders					€ 2,900
FCA and PSA Merger | Stellantis Shareholders | Faurecia S.E
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders				€ 302
Number of instruments distributed (in shares) | shares				53,130,574
Conditional distribution, maximum number of instruments distributed (in shares) | shares																54,297,006
Conditional distribution, maximum amount of cash distributed																€ 308

[1]	Refer to Note 3, Scope of consolidation
[2]	Refer to Note 3, Scope of consolidation